NOTE 14 - Convertible loan: Schedule of Carrying Amounts and Amount to be paid at Maturity of Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loan B
Schedule of Carrying Amounts and Amount to be paid at Maturity of Convertible Loan
Convertible loan B	As of Maturity Date	As of December 31, 2023
Carrying amount	-	11,727
Amount to be paid at maturity date (principal + accrued interest)	-	10,342